POST-RETIREMENT BENEFITS - Post-employment Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 42	$ 48
Income statement charge	1	1
Measurements	(4)	23
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	6	6
Income statement charge	0	0
Measurements	$ 0	$ 0
Discount rate	4.45%	3.75%
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 36	$ 42
Income statement charge	1	1
Measurements	$ (4)	$ 23
Defined pension benefits | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.90%	2.10%
Defined pension benefits | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	3.95%	3.90%
Defined pension benefits | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 36	$ 42
Defined pension benefits | Impact of minimum funding requirement/asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	0	0
Defined pension benefits | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(8)	(12)
Defined pension benefits | Funded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	57	122
Defined pension benefits | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(65)	(134)
Defined pension benefits | Unfunded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 44	$ 54